Balance Sheet Information (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net:
Intangible assets	$ 3,474,719	$ 3,474,719	$ 52,500
Less: Accumulated amortization	(319,904)	(240,364)	(5,000)
Intangible assets, net	$ 3,154,815	$ 3,234,355	$ 47,500